MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                                One Boston Place
                           Boston, Massachusetts 02108


                                                February 4, 2004


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Mellon Institutional Funds Investment Trust (the "Trust")
       (File Nos. 33-8214 and 811-4813)
       --------------------------------


Ladies and Gentlemen:

               Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of combined prospectus and statement of additional information for each of the (1) Mellon Institutional Funds Group of Equity Funds, which includes The Boston Company Large Cap Core Fund, The Boston Company Small Cap Value Fund, The Boston Company Small Cap Growth Fund (Institutional Class), The Boston Company Small Capitalization Equity Fund, The Boston Company Small Cap Tax-Sensitive Equity Fund, The Boston Company International Core Equity Fund, The Boston Company International Small Cap Fund and The Boston Company World ex-U.S. Value Fund (formerly The Boston Company International Value Opportunities Fund), (2) The Boston Company Small Cap Growth Fund (Service Class), and (3) Mellon Institutional Funds Group of Tax-Exempt Funds, which includes Standish Mellon Intermediate Tax Exempt Bond Fund and Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund (each prospectus and statement of additional information dated January 31, 2005), that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 115 (amendment No. 119 under the Investment Company Act of 1940) to the Trust's registration statement on Form N-1A (Accession No. 0001145443-05-000160). Post-Effective Amendment No. 115 was filed electronically with the Securities and Exchange Commission on January 28, 2005.

               If you have any questions or comments concerning this filing, please contact Elaine S. Kim, Esq., counsel to the Trust, at (617) 526-6685 (collect).

                                     Very truly yours,
                                     Mellon Institutional Funds Investment Trust

                                     /s/ Denise B. Kneeland
                                     ----------------------
                                     Denise B. Kneeland
                                     Assistant Vice President